Share-based Payment - Schedule of Warrant Activity (Detail) - Warrants [member]	6 Months Ended
Jun. 30, 2026 € / shares
Disclosure Of Warrant Activity [line items]
Beginning balance	5,222,591
Granted during the period	171,670
Exercised during the period	(576,705)
Forfeited during the period	(57,032)
Expired during the period	(645)
Ending balance	4,759,879
Vested at the balance sheet date	4,008,234
Beginning balance	€ 103.24
Granted during the period	196.17
Exercised during the period	89.26
Forfeited during the period	138.66
Expired during the period	12.33
Ending balance	107.87
Vested at the balance sheet date	€ 100.09